Borrowings - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total borrowings	$ 1,162,522	$ 1,154,448
Less: current portion	(33,431)	(34,714)
Add: bond premium	1,810	0
Total long-term borrowings	1,130,901	1,119,734
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans payable	128,250	137,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Loans payable	69,750	74,250
DVB Bank S.E. and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Loans payable	17,931	39,448
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Loans payable	43,753	46,482
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Loans payable	40,998	43,446
ABN AMRO Bank N.V
Debt Instrument [Line Items]
Loans payable	0	41,336
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Loans payable	24,971	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans payable	55,078	49,943
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Loans payable	670,000	610,000
Deutsche Bank AG Filiale Deutschlandgeschaft
Debt Instrument [Line Items]
Loans payable	0	47,652
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Loans payable	74,639	0
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Loans payable	$ 37,152	$ 39,670